Shareholder Report			6 Months Ended
		Jan. 01, 2025	Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type			N-CSRS
Amendment Flag			false
Registrant Name			Guardian Variable Products Trust
Entity Central Index Key			0001668512
Entity Investment Company Type			N-1A
Document Period End Date			Jun. 30, 2025
C000223917
Shareholder Report [Line Items]
Fund Name			Guardian Core Fixed Income VIP Fund
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Guardian Core Fixed Income VIP Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).
Material Fund Change Notice [Text Block]			This report describes Fund changes that occurred during the reporting period.
Additional Information Phone Number			1-888-GUARDIAN (1-888-482-7342)
Additional Information Email			GIAC_CRU@glic.com
Additional Information Website			https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Core Fixed Income VIP Fund	$27	0.53%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount			$ 27
Expense Ratio, Percent	[1]		0.53%
Material Change Date		Jan. 01, 2025
AssetsNet			$ 342,414,581
Holdings Count | Holding			221
InvestmentCompanyPortfolioTurnover			98.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of June 30, 2025)

FUND STATISTICS	fund
Total Net Assets	$342,414,581
Total # of Portfolio Holdings	221
Portfolio Turnover Rate	98%

Holdings [Text Block]

Bond Sector Allocation

(% of Total Net Assets)

U.S. Government Securities	45.1
Corporate Bonds & Notes	24.2
Agency Mortgage-Backed Securities	19.8
Asset-Backed Securities	8.9
Non-Agency Mortgage-Backed Securities	3.7
Cash/Other Assets and Liabilities	(1.7)
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

U.S. Treasury Notes, 4.125%, due 2/29/2032	14.0
U.S. Treasury Notes, 4.000%, due 2/28/2030	9.7
U.S. Treasury Bonds, 4.625%, due 11/15/2044	8.6
U.S. Treasury Notes, 4.625%, due 2/15/2035	5.0
U.S. Treasury Notes, 4.250%, due 2/15/2028	2.7
U.S. Treasury Bonds, 4.750%, due 2/15/2045	2.2
Uniform Mortgage-Backed Security, 2.000%, due 7/1/2054	1.9
U.S. Treasury Bonds, 4.625%, due 2/15/2055	1.6
Uniform Mortgage-Backed Security, 2.500%, due 7/1/2055	1.5
U.S. Treasury Bonds, 4.500%, due 11/15/2054	1.4
Total	48.6

Material Fund Change [Text Block]

What changes have occurred since the beginning of the reporting period?

This is a summary of certain changes of the Fund since January 1, 2025.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust held on February 27, 2025, the Board considered and approved the appointment of FIAM LLC as the sub-adviser to the Fund, effective March 3, 2025.

There were also related changes to the Fund’s principal investment strategies, principal risks, and portfolio managers.

For more complete information, you may review the Fund’s Prospectus dated May 1, 2025. The Prospectus is available on the Trust’s website: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses/. Contract owners of variable life insurance policies may obtain a copy of the Prospectus by calling 1-888-GUARDIAN (1-888-482-7342). Contract owners of variable annuity contracts may obtain a copy of the Prospectus by calling 1-800-830-4147.

Material Fund Change Adviser [Text Block]

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust held on February 27, 2025, the Board considered and approved the appointment of FIAM LLC as the sub-adviser to the Fund, effective March 3, 2025.

Summary of Change Legend [Text Block]			This is a summary of certain changes of the Fund since January 1, 2025.
C000169892
Shareholder Report [Line Items]
Fund Name			Guardian Core Plus Fixed Income VIP Fund
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Guardian Core Plus Fixed Income VIP Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).
Additional Information Phone Number			1-888-GUARDIAN (1-888-482-7342)
Additional Information Email			GIAC_CRU@glic.com
Additional Information Website			https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Core Plus Fixed Income VIP Fund	$41	0.81%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount			$ 41
Expense Ratio, Percent	[2]		0.81%
AssetsNet			$ 150,359,381
Holdings Count | Holding			444
InvestmentCompanyPortfolioTurnover			67.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of June 30, 2025)

FUND STATISTICS	fund
Total Net Assets	$150,359,381
Total # of Portfolio Holdings	444
Portfolio Turnover Rate	67%

Holdings [Text Block]

Bond Sector Allocation

(% of Total Net Assets)

Corporate Bonds & Notes	43.7
Agency Mortgage-Backed Securities	31.1
Asset-Backed Securities	15.9
U.S. Government Securities	15.3
Non-Agency Mortgage-Backed Securities	10.1
Senior Secured Loans	2.2
Foreign Government	0.3
Cash/Other Assets and Liabilities	(18.6)
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

U.S. Treasury Bonds, 4.500%, due 11/15/2054	4.0
U.S. Treasury Bonds, 4.625%, due 11/15/2044	2.8
U.S. Treasury Notes, 3.750%, due 4/30/2027	2.4
U.S. Treasury Bonds, 4.750%, due 2/15/2045	2.0
U.S. Treasury Notes, 4.000%, due 3/31/2030	2.0
Uniform Mortgage-Backed Security, 5.500%, due 8/1/2039	2.0
Government National Mortgage Association, 5.500%, due 7/20/2054	1.9
Government National Mortgage Association, 6.000%, due 7/20/2054	1.6
U.S. Treasury Bonds, 3.375%, due 8/15/2042	1.4
Uniform Mortgage-Backed Security, 2.500%, due 8/1/2054	1.3
Total	21.4

Material Fund Change [Text Block]
C000169895
Shareholder Report [Line Items]
Fund Name			Guardian Diversified Research VIP Fund
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Guardian Diversified Research VIP Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).
Additional Information Phone Number			1-888-GUARDIAN (1-888-482-7342)
Additional Information Email			GIAC_CRU@glic.com
Additional Information Website			https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Diversified Research VIP Fund	$49	0.96%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount			$ 49
Expense Ratio, Percent	[3]		0.96%
AssetsNet			$ 108,388,055
Holdings Count | Holding			132
InvestmentCompanyPortfolioTurnover			49.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of June 30, 2025)

FUND STATISTICS	fund
Total Net Assets	$108,388,055
Total # of Portfolio Holdings	132
Portfolio Turnover Rate	49%

Holdings [Text Block]

Sector Allocation

(% of Total Net Assets)

Information Technology	32.0
Financials	13.9
Communication Services	10.5
Health Care	9.4
Consumer Discretionary	9.3
Industrials	7.4
Consumer Staples	5.5
Energy	3.3
Materials	3.0
Utilities	2.7
Real Estate	2.1
Cash/Other Assets and Liabilities	0.9
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

Microsoft Corp.	7.8
NVIDIA Corp.	7.3
Amazon.com, Inc.	4.9
Apple, Inc.	4.3
Meta Platforms, Inc., Class A	3.7
Alphabet, Inc., Class A	3.2
Broadcom, Inc.	3.2
Cisco Systems, Inc.	1.9
Tesla, Inc.	1.9
Mastercard, Inc., Class A	1.8
Total	40.0

Material Fund Change [Text Block]
C000200218
Shareholder Report [Line Items]
Fund Name			Guardian Global Utilities VIP Fund
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Guardian Global Utilities VIP Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).
Additional Information Phone Number			1-888-GUARDIAN (1-888-482-7342)
Additional Information Email			GIAC_CRU@glic.com
Additional Information Website			https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Global Utilities VIP Fund	$57	1.07%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount			$ 57
Expense Ratio, Percent	[4]		1.07%
AssetsNet			$ 45,509,507
Holdings Count | Holding			27
InvestmentCompanyPortfolioTurnover			19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of June 30, 2025)

FUND STATISTICS	fund
Total Net Assets	$45,509,507
Total # of Portfolio Holdings	27
Portfolio Turnover Rate	19%

Holdings [Text Block]

Geographic Region/Country Allocation

(% of Total Net Assets)

North America	60.1
Europe	23.9
Asia-Pacific	6.4
United Kingdom	4.6
South America	3.7
Cash/Other Assets and Liabilities	1.3
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

NextEra Energy, Inc.	6.4
American Electric Power Co., Inc.	6.4
E.ON SE	6.2
Engie SA	5.8
Sempra	5.7
Iberdrola SA	5.5
Enel SpA	5.1
National Grid PLC	4.6
Dominion Energy, Inc.	4.6
Atmos Energy Corp.	4.4
Total	54.7

Material Fund Change [Text Block]
C000169897
Shareholder Report [Line Items]
Fund Name			Guardian Growth & Income VIP Fund
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Guardian Growth & Income VIP Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).
Additional Information Phone Number			1-888-GUARDIAN (1-888-482-7342)
Additional Information Email			GIAC_CRU@glic.com
Additional Information Website			https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Growth & Income VIP Fund	$49	0.97%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount			$ 49
Expense Ratio, Percent	[5]		0.97%
AssetsNet			$ 101,416,112
Holdings Count | Holding			74
InvestmentCompanyPortfolioTurnover			26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of June 30, 2025)

FUND STATISTICS	fund
Total Net Assets	$101,416,112
Total # of Portfolio Holdings	74
Portfolio Turnover Rate	26%

Holdings [Text Block]

Sector Allocation

(% of Total Net Assets)

Financials	23.1
Health Care	18.0
Industrials	17.1
Consumer Staples	9.0
Information Technology	8.7
Consumer Discretionary	6.6
Energy	6.2
Communication Services	5.9
Materials	2.8
Real Estate	1.0
Cash/Other Assets and Liabilities	1.6
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

JPMorgan Chase & Co.	4.3
Berkshire Hathaway, Inc., Class B	3.9
Philip Morris International, Inc.	3.8
Johnson & Johnson	3.7
Walmart, Inc.	3.3
RTX Corp.	3.2
Texas Instruments, Inc.	2.6
S&P Global, Inc.	2.5
EOG Resources, Inc.	2.5
Fiserv, Inc.	2.2
Total	32.0

Material Fund Change [Text Block]
C000219765
Shareholder Report [Line Items]
Fund Name			Guardian All Cap Core VIP Fund
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Guardian All Cap Core VIP Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).
Additional Information Phone Number			1-888-GUARDIAN (1-888-482-7342)
Additional Information Email			GIAC_CRU@glic.com
Additional Information Website			https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian All Cap Core VIP Fund	$43	0.84%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount			$ 43
Expense Ratio, Percent	[6]		0.84%
AssetsNet			$ 239,447,224
Holdings Count | Holding			179
InvestmentCompanyPortfolioTurnover			28.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of June 30, 2025)

FUND STATISTICS	fund
Total Net Assets	$239,447,224
Total # of Portfolio Holdings	179
Portfolio Turnover Rate	28%

Holdings [Text Block]

Sector Allocation

(% of Total Net Assets)

Information Technology	28.5
Financials	14.0
Industrials	12.5
Consumer Discretionary	11.0
Health Care	10.3
Communication Services	9.1
Consumer Staples	4.6
Energy	3.1
Real Estate	2.2
Utilities	2.2
Materials	2.1
Cash/Other Assets and Liabilities	0.4
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

Microsoft Corp.	7.2
Amazon.com, Inc.	4.7
NVIDIA Corp.	4.0
Meta Platforms, Inc., Class A	3.2
Apple, Inc.	3.1
Alphabet, Inc., Class A	2.9
Broadcom, Inc.	2.8
JPMorgan Chase & Co.	2.1
Mastercard, Inc., Class A	1.7
TransUnion	1.5
Total	33.2

Material Fund Change [Text Block]
C000219766
Shareholder Report [Line Items]
Fund Name			Guardian Balanced Allocation VIP Fund
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Guardian Balanced Allocation VIP Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).
Additional Information Phone Number			1-888-GUARDIAN (1-888-482-7342)
Additional Information Email			GIAC_CRU@glic.com
Additional Information Website			https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Balanced Allocation VIP Fund	$46	0.91%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount			$ 46
Expense Ratio, Percent	[7]		0.91%
AssetsNet			$ 212,889,597
Holdings Count | Holding			383
InvestmentCompanyPortfolioTurnover			87.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of June 30, 2025)

FUND STATISTICS	fund
Total Net Assets	$212,889,597
Total # of Portfolio Holdings	383
Portfolio Turnover Rate	87%

Holdings [Text Block]

Portfolio Composition

(% of Total Net Assets)

Value	Value
Equities	66.5
Fixed Income	32.8
Cash/Other Assets and Liabilities	0.7

Top Ten Holdings

(% of Total Net Assets)

NVIDIA Corp.	5.8
Microsoft Corp.	4.9
Amazon.com, Inc.	3.8
Meta Platforms, Inc., Class A	2.7
Wells Fargo & Co.	2.7
Broadcom, Inc.	2.4
Alphabet, Inc., Class A	2.4
Philip Morris International, Inc.	2.1
Sempra	1.9
Apple, Inc.	1.8
Total	30.5

Bond Sector Allocation

(% of Total Net Assets)

U.S. Government Securities	15.6
Agency Mortgage-Backed Securities	8.5
Corporate Bonds & Notes	7.0
Asset-Backed Securities	1.2
Non-Agency Mortgage-Backed Securities	0.8
Exchange-Traded Funds	0.5
Municipals	0.3
Foreign Government	0.3
Agency Mortgage-Backed Securities TBA Sale Commitments	(1.4)
Cash/Other Assets and Liabilities	0.7
Total	100.0

Largest Holdings [Text Block]

Equity Sector Allocation

(% of Total Net Assets)

Information Technology	21.2
Financials	9.2
Communication Services	8.2
Consumer Discretionary	7.9
Health Care	6.5
Industrials	3.9
Consumer Staples	3.0
Energy	2.3
Utilities	1.9
Materials	1.6
Real Estate	0.8

Material Fund Change [Text Block]
C000223918
Shareholder Report [Line Items]
Fund Name			Guardian Equity Income VIP Fund
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Guardian Equity Income VIP Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).
Additional Information Phone Number			1-888-GUARDIAN (1-888-482-7342)
Additional Information Email			GIAC_CRU@glic.com
Additional Information Website			https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Equity Income VIP Fund	$30	0.58%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount			$ 30
Expense Ratio, Percent	[8]		0.58%
AssetsNet			$ 926,918,284
Holdings Count | Holding			71
InvestmentCompanyPortfolioTurnover			158.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of June 30, 2025)

FUND STATISTICS	fund
Total Net Assets	$926,918,284
Total # of Portfolio Holdings	71
Portfolio Turnover Rate	158%

Holdings [Text Block]

Sector Allocation

(% of Total Net Assets)

Financials	19.2
Health Care	14.5
Industrials	13.2
Consumer Staples	9.5
Information Technology	9.1
Energy	8.8
Utilities	8.6
Real Estate	6.0
Materials	5.0
Consumer Discretionary	4.0
Communication Services	0.9
Cash/Other Assets and Liabilities	1.2
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

Bank of America Corp.	3.1
Johnson & Johnson	2.7
JPMorgan Chase & Co.	2.6
UnitedHealth Group, Inc.	2.5
ConocoPhillips	2.3
Merck & Co., Inc.	2.2
PACCAR, Inc.	2.0
American International Group, Inc.	2.0
Gilead Sciences, Inc.	1.9
Unilever PLC, ADR	1.8
Total	23.1

Material Fund Change [Text Block]
C000219767
Shareholder Report [Line Items]
Fund Name			Guardian Select Mid Cap Core VIP Fund
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Guardian Select Mid Cap Core VIP Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).
Additional Information Phone Number			1-888-GUARDIAN (1-888-482-7342)
Additional Information Email			GIAC_CRU@glic.com
Additional Information Website			https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Select Mid Cap Core VIP Fund	$48	0.96%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount			$ 48
Expense Ratio, Percent	[9]		0.96%
AssetsNet			$ 179,730,111
Holdings Count | Holding			203
InvestmentCompanyPortfolioTurnover			32.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of June 30, 2025)

FUND STATISTICS	fund
Total Net Assets	$179,730,111
Total # of Portfolio Holdings	203
Portfolio Turnover Rate	32%

Holdings [Text Block]

Sector Allocation

(% of Total Net Assets)

Industrials	22.3
Financials	17.8
Consumer Discretionary	12.9
Information Technology	11.6
Health Care	8.4
Real Estate	6.8
Materials	5.8
Consumer Staples	5.2
Energy	3.7
Utilities	2.8
Communication Services	1.2
Government	0.2
Cash/Other Assets and Liabilities	1.3
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

Howmet Aerospace, Inc.	1.7
Bancorp, Inc.	1.6
HEICO Corp., Class A	1.5
Popular, Inc.	1.5
XPO, Inc.	1.4
American Financial Group, Inc.	1.3
Carlisle Cos., Inc.	1.3
ITT, Inc.	1.1
Esab Corp.	1.1
Masimo Corp.	1.1
Total	13.6

Material Fund Change [Text Block]
C000219768
Shareholder Report [Line Items]
Fund Name			Guardian Small-Mid Cap Core VIP Fund
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Guardian Small-Mid Cap Core VIP Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).
Additional Information Phone Number			1-888-GUARDIAN (1-888-482-7342)
Additional Information Email			GIAC_CRU@glic.com
Additional Information Website			https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Small-Mid Cap Core VIP Fund	$51	1.04%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount			$ 51
Expense Ratio, Percent	[10]		1.04%
AssetsNet			$ 230,413,289
Holdings Count | Holding			74
InvestmentCompanyPortfolioTurnover			42.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of June 30, 2025)

FUND STATISTICS	fund
Total Net Assets	$230,413,289
Total # of Portfolio Holdings	74
Portfolio Turnover Rate	42%

Holdings [Text Block]

Sector Allocation

(% of Total Net Assets)

Industrials	24.4
Financials	19.7
Information Technology	16.6
Consumer Discretionary	12.1
Health Care	9.7
Materials	7.3
Real Estate	6.0
Energy	2.6
Consumer Staples	1.3
Cash/Other Assets and Liabilities	0.3
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

Marvell Technology, Inc.	2.6
Air Lease Corp.	2.5
Carlisle Cos., Inc.	2.2
National Vision Holdings, Inc.	2.2
QXO, Inc.	2.0
API Group Corp.	1.9
Dynatrace, Inc.	1.9
WNS Holdings Ltd.	1.9
HealthEquity, Inc.	1.9
Planet Fitness, Inc., Class A	1.8
Total	20.9

Material Fund Change [Text Block]
C000219769
Shareholder Report [Line Items]
Fund Name			Guardian Strategic Large Cap Core VIP Fund
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Guardian Strategic Large Cap Core VIP Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).
Additional Information Phone Number			1-888-GUARDIAN (1-888-482-7342)
Additional Information Email			GIAC_CRU@glic.com
Additional Information Website			https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Strategic Large Cap Core VIP Fund	$47	0.92%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount			$ 47
Expense Ratio, Percent	[11]		0.92%
AssetsNet			$ 197,459,109
Holdings Count | Holding			84
InvestmentCompanyPortfolioTurnover			22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of June 30, 2025)

FUND STATISTICS	fund
Total Net Assets	$197,459,109
Total # of Portfolio Holdings	84
Portfolio Turnover Rate	22%

Holdings [Text Block]

Sector Allocation

(% of Total Net Assets)

Information Technology	33.2
Financials	16.8
Industrials	11.0
Health Care	10.1
Consumer Discretionary	9.2
Communication Services	8.1
Consumer Staples	5.3
Utilities	2.6
Energy	1.9
Real Estate	0.9
Cash/Other Assets and Liabilities	0.9
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

Microsoft Corp.	8.6
Apple, Inc.	4.3
Broadcom, Inc.	3.4
NVIDIA Corp.	3.2
Alphabet, Inc., Class C	2.8
Amazon.com, Inc.	2.7
Meta Platforms, Inc., Class A	2.4
Visa, Inc., Class A	2.2
Intuit, Inc.	2.0
McKesson Corp.	1.9
Total	33.5

Material Fund Change [Text Block]
C000169894
Shareholder Report [Line Items]
Fund Name			Guardian Integrated Research VIP Fund
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Guardian Integrated Research VIP Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).
Additional Information Phone Number			1-888-GUARDIAN (1-888-482-7342)
Additional Information Email			GIAC_CRU@glic.com
Additional Information Website			https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Integrated Research VIP Fund	$44	0.86%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount			$ 44
Expense Ratio, Percent	[12]		0.86%
AssetsNet			$ 267,675,003
Holdings Count | Holding			66
InvestmentCompanyPortfolioTurnover			16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of June 30, 2025)

FUND STATISTICS	fund
Total Net Assets	$267,675,003
Total # of Portfolio Holdings	66
Portfolio Turnover Rate	16%

Holdings [Text Block]

Sector Allocation

(% of Total Net Assets)

Information Technology	32.5
Financials	14.1
Communication Services	11.2
Consumer Discretionary	10.3
Industrials	10.1
Health Care	8.3
Consumer Staples	4.9
Energy	2.9
Materials	2.0
Utilities	1.9
Real Estate	1.2
Cash/Other Assets and Liabilities	0.6
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

NVIDIA Corp.	8.3
Microsoft Corp.	7.9
Apple, Inc.	6.5
Amazon.com, Inc.	5.1
Alphabet, Inc., Class A	4.1
Broadcom, Inc.	3.6
Meta Platforms, Inc., Class A	3.4
JPMorgan Chase & Co.	2.5
Mastercard, Inc., Class A	2.2
Eli Lilly & Co.	2.1
Total	45.7

Material Fund Change [Text Block]
C000169891
Shareholder Report [Line Items]
Fund Name			Guardian International Equity VIP Fund
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Guardian International Equity VIP Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).
Additional Information Phone Number			1-888-GUARDIAN (1-888-482-7342)
Additional Information Email			GIAC_CRU@glic.com
Additional Information Website			https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian International Equity VIP Fund	$62	1.14%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount			$ 62
Expense Ratio, Percent	[13]		1.14%
AssetsNet			$ 215,417,141
Holdings Count | Holding			100
InvestmentCompanyPortfolioTurnover			14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of June 30, 2025)

FUND STATISTICS	fund
Total Net Assets	$215,417,141
Total # of Portfolio Holdings	100
Portfolio Turnover Rate	14%

Holdings [Text Block]

Sector Allocation

(% of Total Net Assets)

Financials	20.5
Industrials	16.5
Health Care	15.4
Consumer Discretionary	12.5
Information Technology	12.3
Consumer Staples	8.3
Communication Services	6.1
Materials	2.6
Utilities	2.3
Energy	2.3
Real Estate	0.6
Cash/Other Assets and Liabilities	0.6
Total	100.0

Geographic Region/Country Allocation

(% of Total Net Assets)

Europe	47.2
Asia-Pacific	28.1
United Kingdom	19.2
North America	4.9
Cash/Other Assets and Liabilities	0.6
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

SAP SE (Germany)	3.2
Mitsubishi UFJ Financial Group, Inc. (Japan)	2.5
Shell PLC (United Kingdom)	2.3
Roche Holding AG (Switzerland)	2.2
ASML Holding NV (Netherlands)	2.0
AstraZeneca PLC (United Kingdom)	2.0
Sony Group Corp. (Japan)	2.0
Allianz SE (Germany)	1.9
Banco Bilbao Vizcaya Argentaria SA (Spain)	1.8
Unilever PLC (United Kingdom)	1.7
Total	21.6

Material Fund Change [Text Block]
C000169900
Shareholder Report [Line Items]
Fund Name			Guardian International Growth VIP Fund
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Guardian International Growth VIP Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).
Additional Information Phone Number			1-888-GUARDIAN (1-888-482-7342)
Additional Information Email			GIAC_CRU@glic.com
Additional Information Website			https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian International Growth VIP Fund	$62	1.16%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount			$ 62
Expense Ratio, Percent	[14]		1.16%
AssetsNet			$ 75,743,256
Holdings Count | Holding			68
InvestmentCompanyPortfolioTurnover			25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of June 30, 2025)

FUND STATISTICS	fund
Total Net Assets	$75,743,256
Total # of Portfolio Holdings	68
Portfolio Turnover Rate	25%

Holdings [Text Block]

Sector Allocation

(% of Total Net Assets)

Industrials	26.4
Financials	17.4
Consumer Discretionary	13.4
Information Technology	13.3
Health Care	10.0
Materials	5.8
Consumer Staples	5.5
Communication Services	4.8
Utilities	1.6
Real Estate	0.8
Cash/Other Assets and Liabilities	1.0
Total	100.0

Geographic Region/Country Allocation

(% of Total Net Assets)

Europe	46.3
Asia-Pacific	31.0
United Kingdom	20.8
North America	0.9
Cash/Other Assets and Liabilities	1.0
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

Safran SA (France)	4.5
Sony Group Corp. (Japan)	4.2
Air Liquide SA (France)	4.0
SAP SE (Germany)	3.0
Hitachi Ltd. (Japan)	2.7
RELX PLC (United Kingdom)	2.5
Cie Financiere Richemont SA, Class A (Switzerland)	2.5
Schneider Electric SE (France)	2.4
London Stock Exchange Group PLC (United Kingdom)	2.4
Rolls-Royce Holdings PLC (United Kingdom)	2.4
Total	30.6

Material Fund Change [Text Block]
C000169893
Shareholder Report [Line Items]
Fund Name			Guardian Large Cap Disciplined Growth VIP Fund
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Guardian Large Cap Disciplined Growth VIP Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).
Material Fund Change Notice [Text Block]			This report describes Fund changes that occurred during the reporting period.
Additional Information Phone Number			1-888-GUARDIAN (1-888-482-7342)
Additional Information Email			GIAC_CRU@glic.com
Additional Information Website			https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Large Cap Disciplined Growth VIP Fund	$44	0.87%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount			$ 44
Expense Ratio, Percent	[15]		0.87%
Material Change Date		Jan. 01, 2025
AssetsNet			$ 371,835,080
Holdings Count | Holding			53
InvestmentCompanyPortfolioTurnover			30.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of June 30, 2025)

FUND STATISTICS	fund
Total Net Assets	$371,835,080
Total # of Portfolio Holdings	53
Portfolio Turnover Rate	30%

Holdings [Text Block]

Sector Allocation

(% of Total Net Assets)

Information Technology	51.2
Communication Services	15.4
Consumer Discretionary	11.5
Financials	7.1
Health Care	6.0
Industrials	4.4
Consumer Staples	2.2
Materials	1.0
Real Estate	0.8
Cash/Other Assets and Liabilities	0.4
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

NVIDIA Corp.	13.4
Microsoft Corp.	10.8
Apple, Inc.	10.8
Amazon.com, Inc.	6.4
Broadcom, Inc.	5.0
Alphabet, Inc., Class A	5.0
Meta Platforms, Inc., Class A	5.0
Eli Lilly & Co.	2.7
Mastercard, Inc., Class A	2.7
Netflix, Inc.	2.7
Total	64.5

Material Fund Change [Text Block]

What changes have occurred since the beginning of the reporting period?

This is a summary of certain changes of the Fund since January 1, 2025.

Effective May 1, 2025, the Fund’s sub-classification under the Investment Company Act of 1940 was changed from “diversified” to “non-diversified, which permits the Fund to invest a greater percentage of its assets in the obligations or securities of a smaller number of issuers or any one issuer as compared to a diversified fund, as further described in the Fund’s Prospectus.

For more complete information, you may review the Fund’s Prospectus dated May 1, 2025. The Prospectus is available on the Trust’s website: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses/. Contract owners of variable life insurance policies may obtain a copy of the Prospectus by calling 1-888-GUARDIAN (1-888-482-7342). Contract owners of variable annuity contracts may obtain a copy of the Prospectus by calling 1-800-830-4147.

Material Fund Change Strategies [Text Block]

Effective May 1, 2025, the Fund’s sub-classification under the Investment Company Act of 1940 was changed from “diversified” to “non-diversified, which permits the Fund to invest a greater percentage of its assets in the obligations or securities of a smaller number of issuers or any one issuer as compared to a diversified fund, as further described in the Fund’s Prospectus.

Summary of Change Legend [Text Block]			This is a summary of certain changes of the Fund since January 1, 2025.
C000169896
Shareholder Report [Line Items]
Fund Name			Guardian Large Cap Disciplined Value VIP Fund
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Guardian Large Cap Disciplined Value VIP Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).
Additional Information Phone Number			1-888-GUARDIAN (1-888-482-7342)
Additional Information Email			GIAC_CRU@glic.com
Additional Information Website			https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Large Cap Disciplined Value VIP Fund	$50	0.97%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount			$ 50
Expense Ratio, Percent	[16]		0.97%
AssetsNet			$ 84,929,008
Holdings Count | Holding			87
InvestmentCompanyPortfolioTurnover			27.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of June 30, 2025)

FUND STATISTICS	fund
Total Net Assets	$84,929,008
Total # of Portfolio Holdings	87
Portfolio Turnover Rate	27%

Holdings [Text Block]

Sector Allocation

(% of Total Net Assets)

Financials	23.4
Industrials	15.8
Information Technology	12.1
Health Care	10.6
Consumer Staples	9.3
Consumer Discretionary	6.9
Energy	6.7
Materials	5.6
Communication Services	4.6
Utilities	4.5
Cash/Other Assets and Liabilities	0.5
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

JPMorgan Chase & Co.	4.5
Philip Morris International, Inc.	3.0
Amazon.com, Inc.	2.2
Uber Technologies, Inc.	2.0
U.S. Foods Holding Corp.	2.0
Honeywell International, Inc.	1.9
Oracle Corp.	1.9
Cencora, Inc.	1.9
Walt Disney Co.	1.9
CRH PLC	1.8
Total	23.1

Material Fund Change [Text Block]
C000169890
Shareholder Report [Line Items]
Fund Name			Guardian Large Cap Fundamental Growth VIP Fund
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Guardian Large Cap Fundamental Growth VIP Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).
Material Fund Change Notice [Text Block]			This report describes Fund changes that occurred during the reporting period.
Additional Information Phone Number			1-888-GUARDIAN (1-888-482-7342)
Additional Information Email			GIAC_CRU@glic.com
Additional Information Website			https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Large Cap Fundamental Growth VIP Fund	$51	1.00%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount			$ 51
Expense Ratio, Percent	[17]		1.00%
Material Change Date		Jan. 01, 2025
AssetsNet			$ 188,991,229
Holdings Count | Holding			120
InvestmentCompanyPortfolioTurnover			23.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of June 30, 2025)

FUND STATISTICS	fund
Total Net Assets	$188,991,229
Total # of Portfolio Holdings	120
Portfolio Turnover Rate	23%

Holdings [Text Block]

Sector Allocation

(% of Total Net Assets)

Information Technology	31.0
Consumer Discretionary	18.7
Health Care	14.0
Communication Services	10.4
Financials	10.1
Industrials	8.9
Consumer Staples	2.2
Materials	2.0
Energy	1.5
Real Estate	0.8
Cash/Other Assets and Liabilities	0.4
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

NVIDIA Corp.	11.7
Amazon.com, Inc.	10.7
Microsoft Corp.	6.0
Alphabet, Inc., Class A	4.7
Apple, Inc.	3.9
Taiwan Semiconductor Manufacturing Co. Ltd.	2.6
Mastercard, Inc., Class A	2.5
Eli Lilly & Co.	2.4
Meta Platforms, Inc., Class A	2.4
Visa, Inc., Class A	2.4
Total	49.3

Material Fund Change [Text Block]

What changes have occurred since the beginning of the reporting period?

This is a summary of certain changes of the Fund since January 1, 2025.

Effective May 1, 2025, the Fund’s sub-classification under the Investment Company Act of 1940 was changed from “diversified” to “non-diversified, which permits the Fund to invest a greater percentage of its assets in the obligations or securities of a smaller number of issuers or any one issuer as compared to a diversified fund, as further described in the Fund’s Prospectus.

For more complete information, you may review the Fund’s Prospectus dated May 1, 2025. The Prospectus is available on the Trust’s website: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses/. Contract owners of variable life insurance policies may obtain a copy of the Prospectus by calling 1-888-GUARDIAN (1-888-482-7342). Contract owners of variable annuity contracts may obtain a copy of the Prospectus by calling 1-800-830-4147.

Material Fund Change Strategies [Text Block]

Effective May 1, 2025, the Fund’s sub-classification under the Investment Company Act of 1940 was changed from “diversified” to “non-diversified, which permits the Fund to invest a greater percentage of its assets in the obligations or securities of a smaller number of issuers or any one issuer as compared to a diversified fund, as further described in the Fund’s Prospectus.

Summary of Change Legend [Text Block]			This is a summary of certain changes of the Fund since January 1, 2025.
C000169899
Shareholder Report [Line Items]
Fund Name			Guardian Mid Cap Relative Value VIP Fund
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Guardian Mid Cap Relative Value VIP Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).
Additional Information Phone Number			1-888-GUARDIAN (1-888-482-7342)
Additional Information Email			GIAC_CRU@glic.com
Additional Information Website			https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Mid Cap Relative Value VIP Fund	$54	1.08%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount			$ 54
Expense Ratio, Percent	[18]		1.08%
AssetsNet			$ 102,860,020
Holdings Count | Holding			70
InvestmentCompanyPortfolioTurnover			17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of June 30, 2025)

FUND STATISTICS	fund
Total Net Assets	$102,860,020
Total # of Portfolio Holdings	70
Portfolio Turnover Rate	17%

Holdings [Text Block]

Sector Allocation

(% of Total Net Assets)

Industrials	24.5
Financials	16.4
Health Care	9.7
Materials	9.4
Real Estate	8.9
Utilities	7.2
Consumer Discretionary	6.4
Energy	5.9
Consumer Staples	5.6
Information Technology	5.4
Cash/Other Assets and Liabilities	0.6
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

Keurig Dr. Pepper, Inc.	2.9
AerCap Holdings NV	2.9
American Electric Power Co., Inc.	2.9
CBRE Group, Inc., Class A	2.9
Labcorp Holdings, Inc.	2.7
Carlisle Cos., Inc.	2.6
Arch Capital Group Ltd.	2.5
Vulcan Materials Co.	2.4
Jefferies Financial Group, Inc.	2.4
FirstEnergy Corp.	2.4
Total	26.6

Material Fund Change [Text Block]
C000169898
Shareholder Report [Line Items]
Fund Name			Guardian Mid Cap Traditional Growth VIP Fund
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Guardian Mid Cap Traditional Growth VIP Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).
Additional Information Phone Number			1-888-GUARDIAN (1-888-482-7342)
Additional Information Email			GIAC_CRU@glic.com
Additional Information Website			https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Mid Cap Traditional Growth VIP Fund	$55	1.09%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount			$ 55
Expense Ratio, Percent	[19]		1.09%
AssetsNet			$ 46,046,362
Holdings Count | Holding			78
InvestmentCompanyPortfolioTurnover			10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of June 30, 2025)

FUND STATISTICS	fund
Total Net Assets	$46,046,362
Total # of Portfolio Holdings	78
Portfolio Turnover Rate	10%

Holdings [Text Block]

Sector Allocation

(% of Total Net Assets)

Information Technology	26.8
Industrials	26.3
Health Care	13.1
Financials	12.8
Consumer Discretionary	7.8
Utilities	4.7
Real Estate	3.0
Communication Services	2.9
Materials	1.6
Consumer Staples	0.6
Energy	0.4
Cash/Other Assets and Liabilities	(0.0)
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

Constellation Software, Inc.	5.1
SS&C Technologies Holdings, Inc.	3.7
Flex Ltd.	3.6
Intact Financial Corp.	3.5
Ferguson Enterprises, Inc.	2.8
AppLovin Corp., Class A	2.6
Boston Scientific Corp.	2.6
LPL Financial Holdings, Inc.	2.4
Teledyne Technologies, Inc.	2.4
Liberty Media Corp.-Liberty Formula One, Class C	2.3
Total	31.0

Material Fund Change [Text Block]
C000200219
Shareholder Report [Line Items]
Fund Name			Guardian Multi-Sector Bond VIP Fund
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Guardian Multi-Sector Bond VIP Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).
Material Fund Change Notice [Text Block]			This report describes Fund changes that occurred during the reporting period.
Additional Information Phone Number			1-888-GUARDIAN (1-888-482-7342)
Additional Information Email			GIAC_CRU@glic.com
Additional Information Website			https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Multi-Sector Bond VIP Fund	$48	0.95%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount			$ 48
Expense Ratio, Percent	[20]		0.95%
Material Change Date		Jan. 01, 2025
AssetsNet			$ 167,727,501
Holdings Count | Holding			343
InvestmentCompanyPortfolioTurnover			138.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of June 30, 2025)

FUND STATISTICS	fund
Total Net Assets	$167,727,501
Total # of Portfolio Holdings	343
Portfolio Turnover Rate	138%

Holdings [Text Block]

Bond Sector Allocation

(% of Total Net Assets)

Non-Agency Mortgage-Backed Securities	34.5
Corporate Bonds & Notes	33.6
Asset-Backed Securities	17.6
Senior Secured Loans	10.5
Agency Mortgage-Backed Securities	7.2
Exchange-Traded Funds	4.6
Common Stocks	0.3
Cash/Other Assets and Liabilities	(8.3)
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

Janus Henderson Emerging Markets Debt Hard Currency ETF	4.6
Uniform Mortgage-Backed Security, 5.500%, due 7/1/2054	1.7
Uniform Mortgage-Backed Security, 3.500%, due 7/1/2054	1.2
Connecticut Avenue Securities Trust, Class 1B1, 6.256%, due 2/25/2045	1.1
Freddie Mac STACR REMIC Trust, Class M2, 6.105%, due 11/25/2041	1.1
Homeward Opportunities Fund Trust, Class A1, 5.476%, due 3/25/2040	1.1
Connecticut Avenue Securities Trust, Class 1B1, 6.006%, due 1/25/2045	1.1
Freddie Mac STACR REMIC Trust, Class M2, 5.755%, due 10/25/2044	1.1
Freddie Mac STACR REMIC Trust, Class M2, 5.955%, due 2/25/2045	1.1
Connecticut Avenue Securities Trust, Class 2B1, 6.305%, due 7/25/2044	1.1
Total	15.2

Material Fund Change [Text Block]

What changes have occurred since the beginning of the reporting period?

This is a summary of certain changes of the Fund since January 1, 2025.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust held on February 27, 2025, the Board considered and approved the appointment of Janus Henderson Investors US LLC as the sub-adviser to the Fund, effective March 3, 2025.

There were also related changes to the Fund’s principal investment strategies, principal risks, and portfolio managers.

For more complete information, you may review the Fund’s Prospectus dated May 1, 2025. The Prospectus is available on the Trust’s website: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses/. Contract owners of variable life insurance policies may obtain a copy of the Prospectus by calling 1-888-GUARDIAN (1-888-482-7342). Contract owners of variable annuity contracts may obtain a copy of the Prospectus by calling 1-800-830-4147.

Material Fund Change Adviser [Text Block]

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust held on February 27, 2025, the Board considered and approved the appointment of Janus Henderson Investors US LLC as the sub-adviser to the Fund, effective March 3, 2025.

Summary of Change Legend [Text Block]			This is a summary of certain changes of the Fund since January 1, 2025.
C000223919
Shareholder Report [Line Items]
Fund Name			Guardian Short Duration Bond VIP Fund
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Guardian Short Duration Bond VIP Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).
Material Fund Change Notice [Text Block]			This report describes Fund changes that occurred during the reporting period.
Additional Information Phone Number			1-888-GUARDIAN (1-888-482-7342)
Additional Information Email			GIAC_CRU@glic.com
Additional Information Website			https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Short Duration Bond VIP Fund	$24	0.47%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount			$ 24
Expense Ratio, Percent	[21]		0.47%
Material Change Date		Jan. 01, 2025
AssetsNet			$ 133,098,965
Holdings Count | Holding			80
InvestmentCompanyPortfolioTurnover			137.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of June 30, 2025)

FUND STATISTICS	fund
Total Net Assets	$133,098,965
Total # of Portfolio Holdings	80
Portfolio Turnover Rate	137%

Holdings [Text Block]

Bond Sector Allocation

(% of Total Net Assets)

Corporate Bonds & Notes	36.5
Asset-Backed Securities	26.3
Agency Mortgage-Backed Securities	25.9
U.S. Treasury Bills	7.5
Non-Agency Mortgage-Backed Securities	1.5
Cash/Other Assets and Liabilities	2.3
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Class A2, 3.244%, due 8/25/2027	5.2
Federal National Mortgage Association, 3.000%, due 9/1/2034	4.9
Federal Home Loan Mortgage Corp., 3.000%, due 5/1/2033	4.9
Federal National Mortgage Association, 3.000%, due 5/1/2037	4.7
Federal National Mortgage Association, 3.000%, due 4/1/2033	4.0
CARDS II Trust, Class A, 4.630%, due 3/15/2031	2.3
NextGear Floorplan Master Owner Trust, Class B, 4.890%, due 2/15/2030	2.3
GMF Floorplan Owner Revolving Trust, Class C, 4.880%, due 3/15/2029	2.2
Verizon Master Trust, Class C, 4.900%, due 3/20/2030	2.2
Hertz Vehicle Financing III LLC, Class A, 4.910%, due 9/25/2029	2.2
Total	34.9

Material Fund Change [Text Block]

What changes have occurred since the beginning of the reporting period?

This is a summary of certain changes of the Fund since January 1, 2025.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust held on February 27, 2025, the Board considered and approved the appointment of Allspring Global Investments, LLC as the sub-adviser to the Fund, effective March 3, 2025.

The Board also approved a change in the Fund’s investment objective to the following: “The Fund seeks to preserve principal and meet liquidity needs while maximizing total return.”

There were also related changes to the Fund’s principal investment strategies, principal risks, and portfolio managers.

For more complete information, you may review the Fund’s Prospectus dated May 1, 2025. The Prospectus is available on the Trust’s website: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses/. Contract owners of variable life insurance policies may obtain a copy of the Prospectus by calling 1-888-GUARDIAN (1-888-482-7342). Contract owners of variable annuity contracts may obtain a copy of the Prospectus by calling 1-800-830-4147.

Material Fund Change Objectives [Text Block]			The Board also approved a change in the Fund’s investment objective to the following: “The Fund seeks to preserve principal and meet liquidity needs while maximizing total return.”
Material Fund Change Adviser [Text Block]

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust held on February 27, 2025, the Board considered and approved the appointment of Allspring Global Investments, LLC as the sub-adviser to the Fund, effective March 3, 2025.

Summary of Change Legend [Text Block]			This is a summary of certain changes of the Fund since January 1, 2025.
C000200216
Shareholder Report [Line Items]
Fund Name			Guardian Small Cap Value Diversified VIP Fund
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Guardian Small Cap Value Diversified VIP Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).
Material Fund Change Notice [Text Block]			This report describes Fund changes that occurred during the reporting period.
Additional Information Phone Number			1-888-GUARDIAN (1-888-482-7342)
Additional Information Email			GIAC_CRU@glic.com
Additional Information Website			https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Small Cap Value Diversified VIP Fund	$52	1.05%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount			$ 52
Expense Ratio, Percent	[22]		1.05%
Material Change Date		Jan. 01, 2025
AssetsNet			$ 177,270,056
Holdings Count | Holding			93
InvestmentCompanyPortfolioTurnover			114.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of June 30, 2025)

FUND STATISTICS	fund
Total Net Assets	$177,270,056
Total # of Portfolio Holdings	93
Portfolio Turnover Rate	114%

Holdings [Text Block]

Sector Allocation

(% of Total Net Assets)

Financials	21.8
Industrials	20.0
Information Technology	11.6
Materials	9.8
Energy	7.6
Consumer Discretionary	6.5
Health Care	6.4
Real Estate	5.9
Utilities	5.5
Communication Services	1.4
Consumer Staples	1.3
Cash/Other Assets and Liabilities	2.2
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

Silicon Motion Technology Corp.ADR	2.9
BGC Group, Inc., Class A	2.4
Kemper Corp.	2.4
BrightView Holdings, Inc.	2.2
Brixmor Property Group, Inc.	2.0
Teleflex, Inc.	1.9
Enterprise Financial Services Corp.	1.9
Hanover Insurance Group, Inc.	1.9
Enovis Corp.	1.9
Air Lease Corp.	1.9
Total	21.4

Material Fund Change [Text Block]

What changes have occurred since the beginning of the reporting period?

This is a summary of certain changes of the Fund since January 1, 2025.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust held on February 27, 2025, the Board considered and approved the removal of ClearBridge Investments, LLC and the appointment of Boston Partners Global Investors, Inc. as the sub-adviser to the Fund, effective May 1, 2025.

The Board also approved a change to the Fund’s name to Guardian Small Cap Value Diversified VIP Fund, effective May 1, 2025.

There were also related changes to the Fund’s principal investment strategies, principal risks, and portfolio managers.

For more complete information, you may review the Fund’s Prospectus dated May 1, 2025. The Prospectus is available on the Trust’s website: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses/. Contract owners of variable life insurance policies may obtain a copy of the Prospectus by calling 1-888-GUARDIAN (1-888-482-7342). Contract owners of variable annuity contracts may obtain a copy of the Prospectus by calling 1-800-830-4147.

Material Fund Change Name [Text Block]			The Board also approved a change to the Fund’s name to Guardian Small Cap Value Diversified VIP Fund, effective May 1, 2025.
Material Fund Change Adviser [Text Block]

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust held on February 27, 2025, the Board considered and approved the removal of ClearBridge Investments, LLC and the appointment of Boston Partners Global Investors, Inc. as the sub-adviser to the Fund, effective May 1, 2025.

Summary of Change Legend [Text Block]			This is a summary of certain changes of the Fund since January 1, 2025.
C000200220
Shareholder Report [Line Items]
Fund Name			Guardian Total Return Bond VIP Fund
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Guardian Total Return Bond VIP Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).
Material Fund Change Notice [Text Block]			This report describes Fund changes that occurred during the reporting period.
Additional Information Phone Number			1-888-GUARDIAN (1-888-482-7342)
Additional Information Email			GIAC_CRU@glic.com
Additional Information Website			https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Total Return Bond VIP Fund	$40	0.80%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount			$ 40
Expense Ratio, Percent	[23]		0.80%
Material Change Date		Jan. 01, 2025
AssetsNet			$ 201,429,599
Holdings Count | Holding			208
InvestmentCompanyPortfolioTurnover			92.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of June 30, 2025)

FUND STATISTICS	fund
Total Net Assets	$201,429,599
Total # of Portfolio Holdings	208
Portfolio Turnover Rate	92%

Holdings [Text Block]

Bond Sector Allocation

(% of Total Net Assets)

Corporate Bonds & Notes	40.7
U.S. Government Securities	23.8
Asset-Backed Securities	22.7
Non-Agency Mortgage-Backed Securities	9.0
Foreign Government	2.1
Municipals	0.1
Cash/Other Assets and Liabilities	1.6
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

U.S. Treasury Bonds, 4.625%, due 11/15/2044	12.5
U.S. Treasury Bonds, 4.500%, due 11/15/2054	5.9
U.S. Treasury Notes, 4.250%, due 1/31/2030	3.7
Carlyle U.S. CLO Ltd., Class CR2, 6.269%, due 10/21/2037	1.5
Octagon Loan Funding Ltd., Class CRR, 6.786%, due 11/18/2031	1.1
OHA Credit Funding 3 Ltd., Class CR2, 6.019%, due 1/20/2038	1.0
U.S. Treasury Bonds, 4.250%, due 2/15/2054	0.9
Deutsche Bank AG, 5.403%, due 9/11/2035	0.9
TIAA CLO IV Ltd., Class A2R, 6.019%, due 1/20/2032	0.9
Westlake Automobile Receivables Trust, Class A3, 6.240%, due 7/15/2027	0.8
Total	29.2

Material Fund Change [Text Block]

What changes have occurred since the beginning of the reporting period?

This is a summary of certain changes of the Fund since January 1, 2025.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust held on February 27, 2025, the Board considered and approved the appointment of Massachusetts Financial Services Company (MFS®) as the sub-adviser to the Fund effective March 3, 2025.

The Board also approved a change in the Fund’s investment objective to the following: “The Fund seeks total return with an emphasis on high current income as well as capital appreciation.”

There were also related changes to the Fund’s principal investment strategies, principal risks, and portfolio managers.

For more complete information, you may review the Fund’s Prospectus dated May 1, 2025. The Prospectus is available on the Trust’s website: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses/. Contract owners of variable life insurance policies may obtain a copy of the Prospectus by calling 1-888-GUARDIAN (1-888-482-7342). Contract owners of variable annuity contracts may obtain a copy of the Prospectus by calling 1-800-830-4147.

Material Fund Change Objectives [Text Block]			The Board also approved a change in the Fund’s investment objective to the following: “The Fund seeks total return with an emphasis on high current income as well as capital appreciation.”
Material Fund Change Adviser [Text Block]

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust held on February 27, 2025, the Board considered and approved the appointment of Massachusetts Financial Services Company (MFS®) as the sub-adviser to the Fund effective March 3, 2025.

Summary of Change Legend [Text Block]			This is a summary of certain changes of the Fund since January 1, 2025.
C000200221
Shareholder Report [Line Items]
Fund Name			Guardian U.S. Government/Credit VIP Fund
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Guardian U.S. Government/Credit VIP Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).
Material Fund Change Notice [Text Block]			This report describes Fund changes that occurred during the reporting period.
Additional Information Phone Number			1-888-GUARDIAN (1-888-482-7342)
Additional Information Email			GIAC_CRU@glic.com
Additional Information Website			https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian U.S. Government/Credit VIP Fund	$37	0.74%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount			$ 37
Expense Ratio, Percent	[24]		0.74%
Material Change Date		Jan. 01, 2025
AssetsNet			$ 141,797,647
Holdings Count | Holding			165
InvestmentCompanyPortfolioTurnover			116.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of June 30, 2025)

FUND STATISTICS	fund
Total Net Assets	$141,797,647
Total # of Portfolio Holdings	165
Portfolio Turnover Rate	116%

Holdings [Text Block]

Bond Sector Allocation

(% of Total Net Assets)

U.S. Government Securities	51.9
Corporate Bonds & Notes	41.6
Asset-Backed Securities	3.9
Agency Mortgage-Backed Securities	3.6
Non-Agency Mortgage-Backed Securities	1.1
Cash/Other Assets and Liabilities	(2.1)
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

U.S. Treasury Notes, 4.250%, due 1/31/2030	5.4
U.S. Treasury Notes, 4.125%, due 1/31/2027	3.9
U.S. Treasury Notes, 2.625%, due 5/31/2027	3.8
U.S. Treasury Notes, 4.250%, due 2/28/2029	3.7
U.S. Treasury Notes, 3.625%, due 8/31/2029	3.5
U.S. Treasury Notes, 4.125%, due 10/31/2029	3.4
U.S. Treasury Notes, 4.500%, due 5/31/2029	3.4
U.S. Treasury Notes, 4.375%, due 7/15/2027	3.0
U.S. Treasury Notes, 4.125%, due 2/28/2027	2.9
U.S. Treasury Notes, 4.375%, due 8/31/2028	2.7
Total	35.7

Material Fund Change [Text Block]

What changes have occurred since the beginning of the reporting period?

This is a summary of certain changes of the Fund since January 1, 2025.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust held on February 27, 2025, the Board considered and approved the appointment of Lord, Abbett & Co. LLC as the sub-adviser to the Fund, effective March 3, 2025.

The Board also approved a change to the Fund’s name to Guardian U.S. Government/Credit VIP Fund, effective May 1, 2025.

In connection with the Fund’s name change, the Board approved the following changes to the Fund’s 80% investment policy with respect to investments in U.S. government securities, effective May 1, 2025: “Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in U.S. government securities and corporate credit investments.”

There were also related changes to the Fund’s principal investment strategies, principal risks, and portfolio managers.

For more complete information, you may review the Fund’s Prospectus dated May 1, 2025. The Prospectus is available on the Trust’s website: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses/. Contract owners of variable life insurance policies may obtain a copy of the Prospectus by calling 1-888-GUARDIAN (1-888-482-7342). Contract owners of variable annuity contracts may obtain a copy of the Prospectus by calling 1-800-830-4147.

Material Fund Change Name [Text Block]			The Board also approved a change to the Fund’s name to Guardian U.S. Government/Credit VIP Fund, effective May 1, 2025.
Material Fund Change Strategies [Text Block]

In connection with the Fund’s name change, the Board approved the following changes to the Fund’s 80% investment policy with respect to investments in U.S. government securities, effective May 1, 2025: “Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in U.S. government securities and corporate credit investments.”

Material Fund Change Adviser [Text Block]

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust held on February 27, 2025, the Board considered and approved the appointment of Lord, Abbett & Co. LLC as the sub-adviser to the Fund, effective March 3, 2025.

Summary of Change Legend [Text Block]			This is a summary of certain changes of the Fund since January 1, 2025.

[1]	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.
[2]	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.
[3]	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.
[4]	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.
[5]	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.
[6]	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.
[7]	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.
[8]	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.
[9]	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.
[10]	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.
[11]	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.
[12]	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.
[13]	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.
[14]	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.
[15]	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.
[16]	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.
[17]	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.
[18]	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.
[19]	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.
[20]	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.
[21]	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.
[22]	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.
[23]	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.
[24]	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.